Leases - Sale-Leasebacks (Tables)	12 Months Ended
Jan. 01, 2022
Leases [Abstract]
Schedule of Sale Leaseback Transactions	The future minimum lease payments related to the sale-lease are summarized in the following table:

2021
2022	$779
2023	795
2024	810
2025	827
2026	843
Thereafter	9,419

Total	$13,473